GOF P3 03/21

SUPPLEMENT DATED MARCH 5, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Global Trust

Franklin International Growth Fund

Franklin International Small Cap Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

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Effective May 1, 2021, the prospectuses of the Funds are revised as follows:

I.  The following is added as the second paragraph under “Your Account – Choosing a Share Class” in the prospectus:

For purposes of the first paragraph under the “Fees and Expenses of the Fund” section of the Fund summary regarding sales charge discounts, the term “Franklin Templeton funds” includes Legg Mason funds, BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds and Western Asset funds, as more fully discussed below.

II.   The “Your Account – Choosing a Share Class – Sales Charge Reductions” section of the prospectus is replaced with the following:

Sales Charge Reductions

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class A1 Fund shares with other existing Franklin Templeton and Legg Mason fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the "Products & Planning" tab and then choosing "Quantity Discounts for Class A Shares" under "Fund Resources."

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton and Legg Mason fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A or Class A1 shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are Franklin Templeton and Legg Mason fund shares registered to (or held by a financial intermediary for):

  You, individually;
  Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21;
  You jointly with one or more family members;
  You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton and Legg Mason fund shares;
  A Coverdell Education Savings account for which you or a family member is the identified responsible person;
  A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member's Social Security number;
  A 529 college savings plan over which you or a family member has investment discretion and control;
  Any entity over which you or a family member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a family member] on which you or a family member is the authorized signer);
  A trust established by you or a family member as grantor.

Franklin Templeton and Legg Mason fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for a cumulative quantity discount.

Franklin Templeton and Legg Mason fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor or the Fund’s transfer agent with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton and Legg Mason funds. If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

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If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial advisor or the Franklin Templeton and Legg Mason funds’ transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial advisor and the Fund generally will not have that information.

The value of cumulative quantity discount eligible shares equals the current or cost value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares as of the day prior to your current purchase by their public offering price. The cost value of shares is determined by aggregating the amount you invested in cumulative quantity discount eligible shares (including reinvested dividends and capital gains, but excluding capital appreciation), less any withdrawals, as of the date prior to your current purchase. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial advisor nor the Franklin Templeton and Legg Mason funds may have or maintain this information.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) plan and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

2. Letter of intent (LOI) - expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time; however, purchases made under a right of reinvestment and appreciation of your holdings do not count as purchases made during the LOI period. During that 13-month period additional purchases, as well as reinvested dividends and capital gains are counted toward the fulfillment of your LOI. We will reserve 5% of your total intended purchase in Class A or Class A1 shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. The value of your cumulative quantity discount eligible shares (as calculated in the “Cumulative quantity discount” section above) as of the day prior to your LOI start date may be counted toward fulfillment of your LOI. The cost value of cumulative quantity discount eligible shares, however, may only be aggregated for share purchases that took place within 18 months of the LOI start date.

If you have not designated a financial advisor associated with your Franklin Templeton and Legg Mason fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

Franklin Templeton and Legg Mason funds include all of the U.S. registered mutual funds of Franklin Templeton, Legg Mason funds, BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

III. The first bullet point under “Your Account – Choosing a Share Class – Sales Charge Waivers – Waivers for certain investors” section of the prospectus is replaced with the following:

•         Current employees of securities dealers that have executed a selling agreement with Franklin Templeton Distributors, Inc. (Distributors) or Legg Mason Investor Services, LLC and their affiliates and their family members, as allowed by the internal policies of their employer.

IV.   The first two paragraphs under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus are replaced with the following:

If you sell any class of shares of a Franklin Templeton or Legg Mason fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge. If at the time of investment your shares are registered directly with the Fund’s transfer agent: Class C or Class R shares will be reinvested in Class A shares if the account does not have an investment representative of record. Proceeds from the earlier sale of Class Z shares from another fund may also be reinvested in Class A shares. Proceeds from the earlier sale of Class A1 shares from a fund must also be reinvested in Class A shares if the account holder no longer holds investments within Class A1 shares.

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This reinstatement privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton or Legg Mason fund shares that were held indirectly through a non-Franklin Templeton or Legg Mason individual or employer sponsored IRA.

V.    The fourth bullet point under “Your Account – Choosing a Share Class – Qualified Investors – Class R6” is replaced with the following:

Other Franklin Templeton and Legg Mason funds and funds for which Franklin Templeton or Legg Mason investment managers provide advisory or subadvisory services.

VI.   The “Your Account – Choosing a Share Class – Distribution Options” section of the prospectus is replaced with the following:

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the same share class* of the Fund or another Franklin Templeton or Legg Mason fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

* Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton or Legg Mason money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton or Legg Mason fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton or Legg Mason fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton or Legg Mason fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

Please keep this supplement with your prospectus for future reference.

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